Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 16, 2018

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED MAY 1, 2018 OF

ENTRUSTPERMAL ALTERNATIVE CORE FUND

The following information supplements, and to the extent inconsistent therewith, supersedes the information contained in the section of the fund’s Summary Prospectus and Prospectus titled “Performance”:

Effective November 16, 2018, the fund will compare its performance to the HFRX Global Hedge Fund Index. The fund will no longer use the Morgan Stanley Capital International (“MSCI”) World Index (Gross), the Bloomberg Barclays U.S. Aggregate Index or a 60/40 Composite Index (consisting of 60% MSCI World Index (Gross) and 40% Bloomberg Barclays U.S. Aggregate Index) as its benchmarks. The fund believes that the HFRX Global Hedge Fund Index is a more relevant benchmark for its investment strategies.

EnTrustPermal Alternative Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 16, 2018

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED MAY 1, 2018 OF

ENTRUSTPERMAL ALTERNATIVE CORE FUND

The following information supplements, and to the extent inconsistent therewith, supersedes the information contained in the section of the fund’s Summary Prospectus and Prospectus titled “Performance”:

Effective November 16, 2018, the fund will compare its performance to the HFRX Global Hedge Fund Index. The fund will no longer use the Morgan Stanley Capital International (“MSCI”) World Index (Gross), the Bloomberg Barclays U.S. Aggregate Index or a 60/40 Composite Index (consisting of 60% MSCI World Index (Gross) and 40% Bloomberg Barclays U.S. Aggregate Index) as its benchmarks. The fund believes that the HFRX Global Hedge Fund Index is a more relevant benchmark for its investment strategies.